Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 3,628	$ 3,121
Deferred tax assets	3,395	3,728
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	3,242	2,523
Tax payable on unremitted earnings	$ 131	125
Deferred tax loss recovery period	6 years
Recognised and unrecognised deferred tax assets	$ 7,071	7,170
Unrecognised deferred tax assets	3,676	3,442
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,679	1,309
Later than one year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	3,615	3,109
Deferred tax assets	$ 3,386	$ 3,721